GOODWILL AND INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 are as follows:

Balance as of January 1, 2019	$35,283

Foreign currency translation adjustments	(65)

Balance as of December 31, 2019	35,218

Acquired through business combination (*)	10,619

Foreign currency translation adjustments	1,635

Balance as of December 31, 2020	$47,472

(*)	Deriving from Lioli and Omicron acquisitions (see also Note 1(b) and 1(c))

Schedule of Intangible Assets

b.Intangible assets:

	December 31,
	2020	2019
Original amounts:

Customer relationships	$12,193	$-

Accumulated amortization:

Customer relationships	(102)	-

Foreign currency translation adjustment	7	-

Total intangibles assets	$12,098	$-

(1)Amortization expense amounted to $102 for the years ended December 31, 2020.

(2)Estimated amortization expenses for the following years as of December 31, 2020:

Schedule of Estimated Amortization Expenses
2021	$2,439
2022	2,439
2023	2,439
2024	2,439
2025	2,342

$12,098